Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

22. Subsequent events

On February 3, 2021, we completed an IPO and began public trading under the symbol TIXT on the Toronto Stock Exchange and the New York Stock Exchange.  See subsequent events related to the IPO in Note 4(c) - Financial instruments (liquidity risk), Note 16 – Long-term Debt,  Note 17 – Share Capital and Note 19 – Related Party Transactions.